UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

Innovative ETFs

Dividend Performers ETF (IPDP)
Preferred-Plus ETF (IPPP)

SEMI-ANNUAL REPORT

March 31, 2022
(Unaudited)

Innovative ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Written Options	3
Dividend Performers ETF	3
Preferred-Plus ETF	5
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Board Consideration and Approval of Advisory Agreement	24
Supplemental Information	26

Innovative ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (October 1, 2021 to March 31, 2022).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios(2)	Expenses Paid During the Period(1)
Dividend Performers ETF
Actual	$ 1,000.00	$ 1,092.40	1.45%	$7.56
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.70	1.45%	$7.29
Preferred-Plus ETF
Actual	$ 1,000.00	$ 967.40	1.42%	$6.97
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.85	1.42%	$7.14

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

(2)	Expense ratios include the expenses of the Predecessor Funds. See Note 1 in the Notes to the Financial Statements.

Dividend Performers ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.7%
Auto Manufacturers — 2.0%
Cummins, Inc. (d)	1,683	$345,200

Banks— 3.9%
1st Source Corp. (d)	7,418	343,082
US Bancorp (d)	6,353	337,662
		680,744
Chemicals — 1.6%
The Sherwin-Williams Co. (d)	1,121	279,824

Commercial Services — 6.1%
ABM Industries, Inc. (d)	7,935	365,327
Cintas Corp. (d)	823	350,096
Robert Half International, Inc. (d)	3,210	366,518
		1,081,941
Computers— 4.2%
Accenture PLC - Class A (a)(d)	982	331,160
HP, Inc. (d)	11,269	409,065
		740,225
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co. (d)	4,616	350,031

Distribution & Wholesale — 4.1%
Fastenal Co. (d)	5,960	354,024
WW Grainger, Inc. (d)	714	368,274
		722,298
Diversified Financial Services — 3.6%
Cohen & Steers, Inc. (d)	4,053	348,112
T. Rowe Price Group, Inc. (d)	1,889	285,598
		633,710
Electrical Components & Equipment — 2.1%
Emerson Electric Co. (d)	3,797	372,296

Electronics — 1.8%
Hubbell, Inc. (d)	1,761	323,619

Hand & Machine Tools — 7.8%
Franklin Electric Co., Inc. (d)	3,954	328,340
Lincoln Electric Holdings, Inc. (d)	2,600	358,306
Regal Rexnord Corp. (d)	2,221	330,440
Snap-on, Inc. (d)	1,688	346,850
		1,363,936
Healthcare - Products — 3.9%
Abbott Laboratories (d)	2,798	331,171
Stryker Corp. (d)	1,351	361,190
		692,361
Healthcare - Services — 2.2%
UnitedHealth Group, Inc. (d)	745	379,928

Household Products & Wares — 1.7%
Avery Dennison Corp. (d)	1,738	302,360

Insurance — 11.0%
American Financial Group, Inc. (d)	2,548	371,040
Globe Life, Inc. (d)	3,826	384,896
Primerica, Inc. (d)	2,420	331,104
The Allstate Corp. (d)	3,255	450,850
The Hanover Insurance Group, Inc. (d)	2,715	405,947
		1,943,837
Machinery - Diversified — 7.7%
Applied Industrial Technologies, Inc. (d)	3,550	364,443
Dover Corp. (d)	2,144	336,394
Rockwell Automation, Inc. (d)	1,086	304,113
Tennant Co. (d)	4,424	348,611
		1,353,561
Miscellaneous Manufacturing — 9.0%
3M Co. (d)	2,084	310,266
Carlisle Cos., Inc. (d)	1,458	358,551
Donaldson Co., Inc. (d)	6,236	323,835
Eaton Corp. PLC (a)(d)	2,146	325,677
ITT, Inc. (d)	3,670	276,021
		1,594,350

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Description	Shares	Value
Pharmaceuticals — 7.3%
AmerisourceBergen Corp. (d)	2,855	$441,697
Johnson & Johnson (d)	2,116	375,019
McKesson Corp. (d)	1,517	464,399
		1,281,115
Retail — 5.9%
Genuine Parts Co. (d)	2,723	343,152
MSC Industrial Direct Co., Inc. - Class A (d)	4,335	369,385
Target Corp. (d)	1,543	327,456
		1,039,993
Semiconductors — 7.8%
Analog Devices, Inc. (d)	2,004	331,021
Broadcom, Inc. (d)	612	385,364
KLA Corp. (d)	894	327,258
Microchip Technology, Inc. (d)	4,359	327,535
		1,371,178
Software — 4.0%
Oracle Corp. (d)	3,858	319,172
Paychex, Inc. (d)	2,830	386,210
		705,382
TOTAL COMMON STOCKS (Cost $15,242,649)		17,557,889

MONEY MARKET FUNDS — 2.4%
First American Government Obligations Fund - Class X, 0.18% (c)	411,570	411,570
TOTAL MONEY MARKET FUNDS (Cost $411,570)		411,570

	Number of Contracts (b)	Value	Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: April 2022, Exercise Price: $370	107	$4,120	$3,959,000
Expiration: April 2022, Exercise Price: $375	133	2,328	4,987,500
Expiration: April 2022, Exercise Price: $385	140	70	5,390,000
Expiration: May 2022, Exercise Price: $370	140	13,580	5,180,000
TOTAL PURCHASED OPTIONS (Cost $119,340)		20,098

TOTAL INVESTMENTS (Cost $15,773,559) — 102.2%		17,989,557
Other assets and liabilities, net — (2.2)%		(382,757)
NET ASSETS — 100.0%		$17,606,800

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

PLC Public Limited Company

(a)	Foreign issued security.

(b)	Each contract has a multiplier of 100.

(c)	The rate shown is the seven-day yield at period end.

(d)	A portion or all of the security has been segregated or earmarked as collateral for written options.

Dividend Performers ETF

Schedule of Written Options

March 31, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.2)%
WRITTEN PUT OPTIONS — (1.2)%
CBOE S&P 500 Index
Expiration: April 2022, Exercise Price: $438	107	$46,759	$4,686,600
Expiration: April 2022, Exercise Price: $437	133	49,410	5,812,100
Expiration: May 2022, Exercise Price: $440	140	111,160	6,160,000
TOTAL WRITTEN OPTIONS (Premiums Received $581,936)		$207,329

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Value
CLOSED-END FUNDS — 0.2%
Cohen & Steers Limited Duration Preferred and Income Fund. Inc. (b)	1,241	$28,444
TOTAL CLOSED-END FUNDS (Cost $29,031)		28,444

PREFERRED STOCKS — 91.7%
Agriculture — 2.7%
CHS, Inc.
Series 1, 7.875%, 09/26/2023 (g)	4,597	122,510
Series 2, 7.100% (3 Month LIBOR USD + 4.298%), 03/31/2024 (b)(f)(g)	4,086	108,279
Series 4, 7.500%, 01/21/2025 (b)(g)	4,659	128,961
		359,750
Auto Manufacturers — 2.5%
Ford Motor Co.
6.200%, 06/01/2059 (b)(h)	6,130	157,419
6.000%, 12/01/2059 (b)(h)	7,152	182,018
		339,437
Banks— 34.2% (e)
Bank of America Corp.
Series HH, 5.875%, 07/24/2023 (g)	6,130	156,499
Series LL, 5.000%, 09/17/2024 (g)	6,130	148,223
Citigroup Capital XIII
6.669% (3 Month LIBOR USD + 6.370%), 10/30/2040 (b)(f)	4,184	114,642
Citigroup, Inc.
Series J, 7.125%, (3 Month LIBOR USD + 4.040%), 09/30/2023 (f)(g)	6,130	161,648
Series K, 6.875%, (3 Month LIBOR USD + 4.130%), 11/15/2023 (b)(f)(g)	6,097	160,656
Citizens Financial Group, Inc.
Series D, 6.350% (3 Month LIBOR USD + 3.642%), 04/06/2024 (f)(g)	6,130	160,177
ConnectOne Bancorp, Inc.
Series A, 5.250% (5 Year CMT USD + 4.420%), 09/01/2026 (b)(f)(g)	5,108	122,796
Dime Community Bancshares, Inc.
5.500%, 02/15/2025 (b)(g)	6,130	146,568
Fifth Third Bancorp
Series K, 4.950%, 09/30/2024 (b)(g)	4,086	96,879
First Citizens BancShares .Inc.
Series A, 5.375%, 03/15/2025 (b)(g)	4,597	117,545
First Republic Bank
Series I, 5.500%, 06/30/2023 (g)	3,065	77,943
JPMorgan Chase & Co.
Series DD, 5.750%, 12/01/2023 (g)	9,195	236,220
Series EE, 6.000%, 03/01/2024 (g)	4,597	120,993
Series LL, 4.625%, 06/01/2026 (g)	4,597	101,180
KeyCorp
Series E, 6.125% (3 Month LIBOR USD + 3.892%), 12/15/2026 (b)(f)(g)	5,108	141,543
Morgan Stanley
Series E, 7.125% (3 Month LIBOR USD + 4.320%), 10/15/2023 (f)(g)	4,597	122,602
Series F, 6.875% (3 Month LIBOR USD + 3.940%), 01/15/2024 (b)(f)(g)	3,366	89,906
Series K, 5.850% (3 Month LIBOR USD + 3.491%), 04/15/2027 (b)(f)(g)	6,130	160,300
Old National Bancorp
Series C, 7.000%, 08/20/2025 (b)(g)	6,130	164,774
Regions Financial Corp.
Series B, 6.375% (3 Month LIBOR USD + 3.536%), 09/15/2024 (b)(f)(g)	6,065	159,206
Series C, 5.700% (3 Month LIBOR USD + 3.148%), 05/15/2029 (b)(f)(g)	6,130	159,809
State Street Corp.
Series D, 5.900% (3 Month LIBOR USD + 3.108%), 03/15/2024 (f)(g)	5,108	131,276
Series G, 5.350% (3 Month LIBOR USD + 3.709%), 03/15/2026 (f)(g)	4,086	108,156
Synovus Financial Corp.
Series D, 6.300% (3 Month LIBOR USD + 3.352%), 06/21/2023 (b)(f)(g)	7,130	185,380
Series E, 5.875% (5 Year CMT USD + 4.127%), 07/01/2024 (f)(g)	7,130	186,806

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Description	Shares	Value
Banks (Continued)
The Goldman Sachs Group, Inc.
Series J, 5.500% (3 Month LIBOR USD + 3.640%), 05/10/2023 (f)(g)	6,130	$156,131
Truist Financial Corp.
Series R, 4.750%, 09/01/2025 (b)(g)	4,086	93,529
US Bancorp
Series K, 5.500%, 10/15/2023 (g)	6,130	159,257
Wells Fargo & Co.
Series L, 7.500% (b)	66	87,450
Series Q, 5.850% (3 Month LIBOR USD + 3.090%), 09/15/2023 (b)(f)(g)	6,155	155,722
Series R, 6.625% (3 Month LIBOR USD + 3.690%), 03/15/2024 (f)(g)	4,597	123,337
WesBanco, Inc.
Series A, 6.750% (5 Year CMT USD + 6.557%), 11/15/2025 (b)(f)(g)	5,108	138,223
Wintrust Financial Corp.
Series E, 6.875% (5 Year CMT USD + 6.507%), 07/15/2025 (f)(g)	6,130	172,743
		4,618,119
Distribution & Wholesale — 1.1%
WESCO International, Inc.
Series A, 10.625% (5 Year CMT USD + 10.325%), 06/22/2025 (f)(g)	5,043	148,416

Diversified Financial Services — 4.6%
Air Lease Corp.
Series A, 6.150% (3 Month LIBOR USD + 3.650%), 03/15/2024 (b)(f)(g)	6,130	153,863
B. Riley Financial, Inc.
5.000%, 12/31/2026 (h)	2,554	61,168
Capital One Financial Corp.
Series I, 5.000%, 12/01/2024 (b)(g)	5,173	119,341
Series J, 4.800%, 06/01/2025 (b)(g)	3,108	68,562
Stifel Financial Corp.
Series D, 4.500%, 08/15/2026 (g)	3,065	63,691
Synchrony Financial
Series A, 5.625%, 11/15/2024 (b)(g)	6,130	149,327
		615,952
Electric — 9.7%
Algonquin Power & Utilities Corp. (a)
6.875% (3 Month LIBOR USD + 3.677%), 10/17/2078 (f)(h)	3,065	80,058
Series 19-A, 6.200% (3 Month LIBOR USD + 4.010%), 07/01/2079 (f)(h)	6,130	160,667
CMS Energy Corp.
5.875%, 03/01/2079 (h)	3,065	78,771
DTE Energy Co.
6.250%, 11/01/2022 (b)	2,043	108,871
Duke Energy Corp.
5.625%, 09/15/2078 (b)(h)	6,000	154,260
National Rural Utilities Cooperative Finance Corp.
Series US, 5.500%, 05/15/2064 (b)(h)	5,108	132,195
SCE Trust III
Series H, 5.750% (3 Month LIBOR USD + 2.990%), 03/15/2024 (f)(g)	5,108	121,724
SCE Trust IV
Series J, 5.375% (3 Month LIBOR USD + 3.132%), 09/15/2025 (b)(f)(g)	5,108	118,710
SCE Trust V
Series K, 5.450% (3 Month LIBOR USD + 3.790%), 03/15/2026 (b)(f)(g)	5,108	127,649
Sempra Energy
5.750%, 07/01/2079 (h)	6,130	156,744
The Southern Co.
Series 2020, 4.950%, 01/30/2080 (h)	3,065	73,958
		1,313,607
Gas — 1.1%
NiSource, Inc.
Series B, 6.500% (5 Year CMT USD + 3.632%), 03/15/2024 (b)(f)(g)	5,689	152,750

Insurance — 17.1%
American Equity Investment Life Holding Co.
Series A, 5.950% (5 Year CMT USD + 4.322%), 12/01/2024 (b)(f)(g)	7,608	194,384
Series B, 6.625% (5 Year CMT USD + 6.297%), 09/01/2025 (b)(f)(g)	7,152	187,883
Aspen Insurance Holdings Ltd. (a)
5.625%, 10/01/2024 (g)	3,065	75,889
Athene Holding Ltd. (a)
Series A, 6.350% (3 Month LIBOR USD + 4.253%), 06/30/2029 (b)(f)(g)	10,217	270,342
Series C, 6.375% (5 Year CMT USD + 5.970%), 06/30/2025 (f)(g)	4,065	107,844
Brighthouse Financial, Inc.
Series B, 6.750%, 06/25/2025 (b)(g)	7,152	185,094
6.250%, 09/15/2058 (b)(h)	3,473	89,708
Enstar Group Ltd. (a)
Series D, 7.000% (3 Month LIBOR USD + 4.015%), 09/01/2028 (b)(f)(g)	6,130	161,096
Equitable Holdings, Inc.
Series A, 5.250%, 12/15/2024 (b)(g)	5,195	122,550
Kemper Corp.
5.875% (5 Year CMT USD + 4.140%), 03/15/2062 (f)(h)	4,597	114,144
MetLife, Inc.
Series E, 5.625%, 06/15/2023 (g)	6,130	157,725

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

Description	Shares	Value
Insurance (Continued)
Prudential Financial, Inc.
5.625%, 08/15/2058 (h)	3,065	$80,211
Reinsurance Group of America, Inc.
6.200% (3 Month LIBOR USD + 4.370%), 09/15/2042 (b)(f)(h)	6,000	152,400
The Allstate Corp.
5.100% (3 Month LIBOR USD + 3.165%), 01/15/2053 (f)(h)	6,130	155,825
Unum Group
6.250%, 06/15/2058 (h)	3,065	81,529
Voya Financial, Inc.
Series B, 5.350% (5 Year CMT USD + 3.210%), 09/15/2029 (f)(g)	6,565	169,049
		2,305,673
Investment Companies — 0.6%
Oaktree Capital Group, LLC
Series B, 6.550%, 09/15/2023 (g)	3,065	80,824

Pipelines — 2.5%
Enbridge, Inc. (a)
Series B, 6.375% (3 Month LIBOR USD + 3.593%), 04/15/2078 (b)(f)(h)	6,065	156,174
Energy Transfer LP
Series E, 7.600% (3 Month LIBOR USD + 5.161%), 05/15/2024 (b)(f)(g)	7,152	177,083
		333,257
Real Estate Investment Trusts — 10.4%
AGNC Investment Corp.
Series F, 6.125% (3 Month LIBOR USD + 4.697%), 04/15/2025 (f)(g)	7,147	166,740
Annaly Capital Management, Inc.
Series I, 6.750% (3 Month LIBOR USD + 4.989%), 06/30/2024 (f)(g)	3,032	74,951
Arbor Realty Trust, Inc.
Series F, 6.250% (SOFR USD + 5.440%), 10/12/2026 (f)(g)	7,108	175,496
Chimera Investment Corp.
Series B, 8.000% (3 Month LIBOR USD + 5.791%), 03/30/2024 (f)(g)	3,532	87,770
Hudson Pacific Properties, Inc.
Series C, 4.750%, 11/16/2026 (g)	3,065	65,989
KKR Real Estate Finance Trust, Inc.
Series A, 6.500%, 04/16/2026 (b)(g)	5,210	127,124
MFA Financial, Inc.
Series C, 6.500% (3 Month LIBOR USD +5.345%), 03/31/2025 (f)(g)	1,532	34,914
Pebblebrook Hotel Trust
Series G, 6.375%, 05/13/2026 (b)(g)	6,130	151,411
Public Storage
Series M, 4.125%, 08/14/2025 (b)(g)	1,021	22,217
Sachem Capital Corp.
6.000%, 12/30/2026 (b)(h)	3,065	76,012
6.875%, 12/30/2024 (b)(h)	3,065	77,514
Series A, 7.750%, 06/29/2026 (g)	6,130	156,929
Vornado Realty Trust
Series N, 5.250%, 11/24/2025 (g)	8,173	189,859
		1,406,926
Retail — 0.4%
Qurate Retail, Inc.
8.000%, 03/15/2031 (h)	613	52,724

Savings & Loans — 1.4%
New York Community Bancorp, Inc.
Series A, 6.375% (3 Month LIBOR USD + 3.821%), 03/17/2027 (f)(g)	7,108	190,423

Telecommunications — 3.4%
AT&T, Inc.
Series A, 5.000%, 12/12/2024 (b)(g)	4,086	93,161
Series C, 4.750%, 02/18/2025 (b)(g)	6,130	134,124
5.625%, 08/01/2067 (h)	3,065	78,066
Telephone and Data Systems, Inc.
Series UU, 6.625%, 03/31/2026 (b)(g)	6,130	151,656
		457,007
TOTAL PREFERRED STOCKS (Cost $12,726,282)		12,374,865

MONEY MARKET FUNDS - 6.9%
First American Government Obligations Fund - Class X, 0.18% (d)	935,701	935,701
TOTAL MONEY MARKET FUNDS (Cost $935,701)		935,701

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2022 (Unaudited) (Continued)

	Number of Contracts (c)	Value	Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: April 2022, Exercise Price: $370	49	$1,887	$1,813,000
Expiration: April 2022, Exercise Price: $375	50	875	1,875,000
Expiration: April 2022, Exercise Price: $385	53	26	2,040,500
Expiration: May 2022, Exercise Price: $370	53	5,141	1,961,000
TOTAL PURCHASED OPTIONS (Cost $47,298)		7,929

TOTAL INVESTMENTS (Cost $13,738,312) — 98.9%		13,346,939
Other assets and liabilities, net — 1.1%		150,437
NET ASSETS — 100.0%		$13,497,376

CBOE Chicago Board Options Exchange

CMT Constant Maturity Treasury Rate

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

(a)	Foreign issued security.

(b)	A portion or all of the security has been segregated or earmarked as collateral for written options.

(c)	Each contract has a multiplier of 100.

(d)	The rate shown is the seven-day yield at period end.

(e)

To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(f)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.

(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.

(h)	Security may be called/redeemed by the issuer as of an earlier date.

Preferred-Plus ETF

Schedule of Written Options

March 31, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: April 2022, Exercise Price: $438	49	$21,413	$2,146,200
Expiration: April 2022, Exercise Price: $447	50	18,575	2,235,000
Expiration: May 2022, Exercise Price: $440	53	42,082	2,332,000
TOTAL WRITTEN OPTIONS (Premiums Received $235,423)		$82,070

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Innovative ETFs

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
Assets
Investments, at value (cost $15,773,559, and $13,738,312, respectively)	$17,989,557	$13,346,939
Cash	—	209,018
Deposit with broker for options	240,859	151,256
Dividend and interest receivable	13,043	37,858
Total assets	18,243,459	13,745,071

Liabilities
Payble to Adviser	13,689	10,021
Written options, at value (premiums received $581,936 and $235,423, respectively)	207,329	82,070
Payable for investment securities purchased	411,469	151,169
Due to Custodian	1,981	—
Interest payable	1,401	582
Accrued expenses	790	3,853
Total liabilities	636,659	247,695
Net Assets	$17,606,800	$13,497,376

Net Assets Consists of:
Paid-in capital	$14,788,323	$13,724,793
Total distributable earnings (losses)	2,818,477	(227,417)
Net Assets	$17,606,800	$13,497,376

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,048,877	1,197,107
Net Asset Value, redemption price and offering price per share	$16.79	$11.27

The accompanying notes are an integral part of the financial statements.

Innovative ETFs

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
Investment Income
Dividend income	$172,897	$270,194
Interest Income	—	87,134
Total investment income	172,897	357,328

Expenses
Investment advisory fees	81,423	67,216
Administrative fees*	17,745	14,751
Transfer agent fees*	15,931	16,450
Registration fees*	12,138	8,552
Shareholder servicing fees*	5,861	5,560
Legal fees*	5,058	5,994
Interest expense	4,291	581
Other expenses*	7,570	9,696
Total expenses	150,017	128,800
Less fees waived by the Adviser	(28,928)	(31,501)
Net Expenses	121,089	97,299
Net investment income	51,808	260,029

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	472,313	(28,605)
Purchased options	(162,009)	(68,008)
Written options	524,030	223,679
Net realized gain	834,334	127,066
Net change in unrealized appreciation/depreciation on:
Investments	249,052	(959,374)
Purchased options	(88,904)	(34,334)
Written options	437,555	180,536
Net change in unrealized appreciation/depreciation	597,703	(813,172)
Net realized and unrealized gain (loss) on investments	1,432,037	(686,106)
Net increase (decrease) in net assets from operations	$1,483,845	$(426,077)

*	Expenses are that of the Predecessor Funds (See Note 1 in the accompanying notes to these financial statements).

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
From Operations
Net investment income	$51,808	$54,631
Net realized gain (loss) on investments, purchased options and written options	834,334	2,673,090
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	597,703	1,094,626
Net increase in net assets resulting from operations	1,483,845	3,822,347

From Distributions
Distributable earnings	(1,671,990)	(926,588)
Total distributions	(1,671,990)	(926,588)

From Capital Share Transactions
Proceeds from shares sold	3,308,488	3,500,093
Cost of shares redeemed	(687,861)	(802,943)
Net increase in net assets resulting from capital share transactions	2,620,627	2,697,150

Total Increase in Net Assets	2,432,482	5,592,909

Net Assets
Beginning of period	15,174,318	9,581,409
End of period	$17,606,800	$15,174,318

Changes in Shares Outstanding
Shares outstanding, beginning of period	896,257	742,019
Shares sold	192,711	201,866
Shares redeemed	(40,091)	(47,628)
Shares outstanding, end of period	1,048,877	896,257

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
From Operations
Net investment income	$260,029	$410,951
Net realized gain (loss) on investments, purchased options and written options	127,066	656,939
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(813,172)	584,978
Net increase (decrease) in net assets resulting from operations	(426,077)	1,652,868

From Distributions
Distributable earnings	(459,283)	(749,249)
Total distributions	(459,283)	(749,249)

From Capital Share Transactions
Proceeds from shares sold	948,418	3,395,134
Cost of shares redeemed	(558,243)	(901,411)
Net increase in net assets resulting from capital share transactions	390,175	2,493,723

Total Increase (Decrease) in Net Assets	(495,185)	3,397,342

Net Assets
Beginning of period	13,992,561	10,595,219
End of period	$13,497,376	$13,992,561

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,162,051	955,453
Shares sold	83,257	281,984
Shares redeemed	(48,201)	(75,386)
Shares outstanding, end of period	1,197,107	1,162,051

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period	$16.93		$12.91		$12.16		$10.00

Income from investment operations:
Net investment income(2)	0.05		0.07		0.12		0.07
Net realized and unrealized gain	1.59	(7)	5.06		1.06	(7)	2.23
Total from investment operations	1.64		5.13		1.18		2.30

Less distributions paid:
From net investment income	(0.03)		(0.07)		(0.13)		(0.06)
From net realized and unrealized gain (loss)	(1.75)		(1.04)		(0.23)		(0.08)
From return of capital			—		(0.07)		—
Total distributions paid	(1.78)		(1.11)		(0.43)		(0.14)

Net Asset Value, End of Period	$16.79		$16.93		$12.91		$12.16

Total return, at NAV(3)	9.24	%(4)	39.80%		10.08%		23.04	%(4)
Total return, at Market(3)	9.34	%(4)	N/A		N/A		N/A

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$17,607		$15,174		$9,581		$11,749

Ratio of expenses to average net assets before reimbursements(8)	1.80	%(5)(9)	2.12	%(9)	2.66	%(9)	2.56	%(5)(9)
Ratio of expenses to average net assets after reimbursements(8)	1.45	%(5)	1.54	%(10)	1.66	%(10)	1.56	%(5)(10)
Ratio of net investment income (loss) to average net assets after reimbursement(8)(11)	0.97	%(5)	0.41%		1.04%		0.80	%(5)
Portfolio Turnover rate(6)	16	%(4)	58%		129%		15	%(4)

(1)	The Fund commenced operations on December 24, 2018.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	The amount of net realized and unrealized gain on investment per share for the period does not accord with the amounts in the Statement of Operations due to share transactions for the period.

(8)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(9)	Expenses before reimbursements (excluding interest expense) were 1.75%, 2.08%, 2.50% and 2.48% for the periods ended March 31, 2022 and September 30, 2021, 2020 and 2019, respectively.

(10)	Expenses after reimbursements (excluding interest expense) were 1.50%.

(11)	Does not include income and expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period	$12.04		$11.09		$11.21		$10.00

Income (Loss) from investment operations:
Net investment income(2)	0.22		0.40		0.41		0.34
Net realized and unrealized gain (loss)	(0.60)		1.25		—	(7)	1.24
Total from investment operations	(0.38)		1.65		0.41		1.58

Less distributions paid:
From net investment income	(0.16)		(0.38)		(0.41)		(0.29)
From net realized and unrealized gain (loss)	(0.23)		(0.32)		(0.05)		(0.08)
From return of capital	—		—		(0.07)		—
Total distributions paid	(0.39)		(0.70)		(0.53)		(0.37)

Net Asset Value, End of Period	$11.27		$12.04		$11.09		$11.21

Total return, at NAV(3)	-3.26	%(4)	15.01%		3.95%		15.97	%(4)
Total return, at Market(3)	-3.21	%(4)	N/A		N/A		N/A

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$13,497		$13,993		$10,595		$7,270

Ratio of expenses to average net assets before reimbursements(8)	1.88	%(5)(9)	2.15	%(9)	2.48	%(9)	2.76	%(5)(9)
Ratio of expenses to average net assets after reimbursements(8)	1.42	%(5)	1.52	%(10)	1.55	%(10)	1.56	%(5)(10)
Ratio of net investment income (loss) to average net assets after reimbursement(8)(11)	4.25	%(5)	3.31%		3.90%		3.96	%(5)
Portfolio Turnover rate(6)	57	%(4)	27%		70%		6	%(4)

(1)	The Fund commenced operations on December 24, 2018.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	The amount of net realized and unrealized gain on investment per share for the period does not accord with the amounts in the Statement of Operations due to share transactions for the period.

(8)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(9)	Expenses before reimbursements (excluding interest expense) were 1.87%, 2.13%, 2.43% and 2.70% for the periods ended March 31, 2022 and September 30, 2021, 2020 and 2019, respectively.

(10)	Expenses after reimbursements (excluding interest expense) were 1.50%.

(11)	Does not include income and expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited)

1.	ORGANIZATION

Dividend Performers ETF (“IPDP”) and Preferred-Plus ETF (“IPPP”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

IPDP is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its primary investment objective to provide income and secondary objective of capital appreciation by investing in dividend paying U.S. equity securities, and credit spread options on an S&P 500 ETF or Index.

IPPP is an actively-managed ETF that seeks to achieve its investment objective to provide income by investing in issues of preferred securities and debt securities that Innovative Portfolios, LLC (“Innovative” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and credit spread options on an S&P 500 ETF or Index.

IPDP and IPPP are the successor in interest to the Dividend Performers and Preferred-Plus Mutual Funds, respectively, each a series of Collaborative Investment Series Trust, (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place before the start of business on March 7, 2022. The Funds are the accounting and performance information successors of the Predecessor Funds. Costs incurred by the Funds in connection with the reorganization were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2022, are as follows:

Dividend Performers ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$17,557,889	$—	$—	$17,557,889
Money Market Funds	411,570	—	—	411,570
Purchased Put Options	—	20,098	—	20,098
Total Investments - Assets	$17,969,459	$20,098	$—	$17,989,557
Other Financial Instruments - Liabilities:
Written Put Options	$—	$207,329	$—	$207,329

Preferred-Plus ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Closed-End Funds	$28,444	$—	$—	$28,444
Preferred Stocks*	12,374,865	—	—	12,374,865
Money Market Funds	935,701	—	—	935,701
Purchased Put Options	—	7,929	—	7,929
Total Investments - Assets	$13,339,010	$7,929	$—	$13,346,939
Other Financial Instruments - Liabilities:
Written Put Options	$—	$82,070	$—	$82,070

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2021, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2021, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the period. At September 30, 2021, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

The Funds seek to achieve credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. Such a strategy results in a net credit for entering the option position and is profitable when the spreads narrow or expire. By buying a protective long put option, the Funds seek to hedge any significant downside risk posed by the short put option.

Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Each Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Funds will receive a premium; however, this premium may not be enough to offset a loss incurred by the Funds if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Funds’ performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period. Purchased put options may expire worthless resulting in the Funds’ loss of the premium it paid for the option.

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Funds, may decline significantly more than if the Funds invested directly in the underlying asset instead of using options. While the Funds will segregate liquid assets at least equal in value to the maximum potential loss for the Funds, the Funds could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

As of March 31, 2022, the Funds’ derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the period ended March 31, 2022, were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Purchased Options	$29,924	$11,910
Written Options	(296,143)	(117,103)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Dividend Performers ETF	Purchased Options	$20,098	$—
	Written Options	—	207,329
Preferred-Plus ETF	Purchased Options	7,929	—
	Written Options	—	82,070

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended March 31, 2022:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Dividend Performers ETF	Equity Risk Contracts	$(162,009)	$524,030	$(88,904)	$437,555
Preferred-Plus ETF	Equity Risk Contracts	(68,008)	223,679	(34,334)	180,536

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Innovative, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. Innovative has agreed to pay all expenses of the Funds except the fee paid to Innovative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Fee Waiver Agreement

The Adviser contractually agreed to reduce fees and to reimburse expenses, of the Predecessor Funds to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of the Predecessor Funds did not exceed 1.50% of the average daily net assets. The Fee Waiver Agreement was terminated as of the tax-free reorganization that took place before the start of business on March 7, 2022. The waived fees are not subject to recoupment by the Adviser.

For the period ended March 31, 2022, the Adviser waived:

Dividend Performers ETF	Preferred-Plus ETF
$ 28,928	$ 31,501

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged for each creation order is $300 for IPDP and $500 for IPPP.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended March 31, 2022
	Ordinary Income(1)	Long-Term Capital Gain
Dividend Performers ETF	$27,256	$1,644,734
Preferred-Plus ETF	189,494	269,789

	Year Ended September 30, 2021
	Ordinary Income(1)	Long-Term Capital Gain
Dividend Performers ETF	$926,588	$—
Preferred-Plus ETF	749,249	—

(1)	Ordinary income includes short-term capital gains.

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

At September 30, 2021, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Federal Tax Cost of Investments(1)	$13,019,295	$13,167,825
Gross Tax Unrealized Appreciation	$2,527,030	$638,823
Gross Tax Unrealized Depreciation	(540,474)	(74,324)
Net Tax Unrealized Appreciation (Depreciation)	1,986,556	564,499
Undistributed Ordinary Income	26,979	37,818
Other Accumulated Gain (Loss)	993,087	55,626
Total Distributable Earnings / (Accumulated Losses)	$3,006,622	$657,943

(1)	Federal Tax Cost of Investments includes written option premiums.

The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales and return of capital basis adjustments.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended March 31, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Dividend Performers ETF	$3,889,058	$2,591,115	$392,847	$—
Preferred-Plus ETF	8,055,054	7,328,048	250,441	—

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	AGREEMENT AND PLAN OF REORGANIZATION

On March 4, 2022, shareholders of the Predecessor Funds approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and Collaborative Investment Series Trust, a Delaware statutory trust, on behalf of the Predecessor Funds. The Agreement and Plan of Reorganization provided for the transfer of all of the assets of the Predecessor Funds to the Funds and the assumption of the liabilities (other than any excluded liabilities) of the Predecessor Funds by the Funds. For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Funds’

Innovative ETFs

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds were created to carry out the reorganization and has substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Funds. The reorganization was effective before the start of business on March 7, 2022. The following table illustrates the specifics of the reorganization of the Predecessor Funds into the Funds:

Dividend Performers ETF

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$16,060,087(1)	1,023,877	$—	$16,060,087	Non-taxable

(1)	Includes accumulated net investment income, accumulated realized losses and unrealized appreciation in the amounts of $15,288, $(32,515) and $1,663,269, respectively.

Preferred-Plus ETF

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$12,960,532(1)	1,172,107	$—	$12,960,532	Non-taxable

(1)	Includes accumulated net investment loss, accumulated realized losses and unrealized depreciation in the amounts of $(31,501), $(16,235) and $(485,294), respectively.

9.	MATTERS SUBMITTED TO A SHAREHOLDER VOTE

A special meeting of shareholders of the Predecessor Fund was held on March 4, 2022, and the following matters were approved:

Proposal to approve an Agreement and Plan of Reorganization pursuant to which all of the assets of the Predecessor Funds will be transferred to the Funds, newly formed series of Listed Funds Trust, in exchange for shares of the Funds, distributed pro rata by the Predecessor Funds to its shareholders, and the Funds’ assumption of the Predecessor Funds’ stated liabilities.

Dividend Performers ETF

For:	646,849
Against:	0
Abstain:	0
Total:	646,849

Preferred-Plus ETF

For:	799,419
Against:	0
Abstain:	2,615
Total:	802,034

10.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to March 31, 2022, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Innovative ETFs

Board Consideration and Approval of Advisory Agreement

(Unaudited)

At a meeting held on December 9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Innovative Portfolios, LLC (the “Adviser”) and the Trust, on behalf of Preferred-Plus ETF and Dividend Performers ETF (each, a “Fund” and, together, the “Funds”), in connection with the reorganization of the Preferred-Plus and Dividend Performers (each, a “Predecessor Fund” and, together, the “Predecessor Funds”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services to be provided and profits to be realized by each of the Adviser from its relationship with the Trust and the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the overall advisory fee for each Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the Funds, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to each Fund, including the oversight of the activities and operations of service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to each Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management, noting that the portfolio managers of each Predecessor Fund would continue to serve as portfolio managers of the respective Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about each Fund, and

Innovative ETFs

Board Consideration and Approval of Advisory Agreement

(Unaudited) (Continued)

information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by the Adviser.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory fees and noted that the advisory fee of each Fund would be lower than the advisory fee of its Predecessor Fund. The Board reviewed the proposed expense ratio for each Fund and compared each Fund’s expense ratio to its respective Category Peer Group (defined below) as follows:

Preferred-Plus ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Preferred Stock ETFs as reported by Morningstar (the “Category Peer Group”) and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group, but was within the range of expense ratios for both Peer Groups. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Dividend Performers ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Derivative Income ETFs and Options Trading ETFs as reported by Morningstar (the “Category Peer Group”) and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was higher than the median for the Category Peer Group but was within the range of expense ratios for both Peer Groups. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Funds was a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that each Fund had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each Fund’s respective shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in such Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

Innovative ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.innovativeportfolios.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.innovativeportfolios.com.

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Investment Adviser:

Innovative Portfolios, LLC
8801 River Crossing Boulevard, Suite 100
Indianapolis, Indiana 46240

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	06/02/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	06/02/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	06/02/2022

* Print the name and title of each signing officer under his or her signature.